INCOME TAX - Summary of Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ 1,930	$ 2,605	$ 3,959	$ 2,946
Net deferred tax assets	1,072	1,290	(1,548)
Outside basis differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,931)	(3,770)
Net deferred tax assets	161	238	(354)
Revaluations of financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(607)	(404)
Net deferred tax assets	0	0	0
Unutilized building allowance (net)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(92)	(87)
Net deferred tax assets	0	(51)	131
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	2,449	2,583
Net deferred tax assets	332	594	(1,805)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,124	1,040
Net deferred tax assets	4	(33)	(945)
Inventory impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	442	826
Net deferred tax assets	434	52	2,001
Rebates and other accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	553	715
Net deferred tax assets	207	7	(119)
Unpaid retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,378	1,261
Net deferred tax assets	(7)	19	11
Deferred revenue and cost of sales
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	2	(1)
Net deferred tax assets	(3)	31	(12)
Actuarial loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	281	199
Net deferred tax assets	0	0	0
Unabsorbed depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	596	591
Net deferred tax assets	31	(36)	(4)
Mark-to-Market value of forward contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(12)	4
Net deferred tax assets	11	(4)	0
Provision for loss on onerous sale contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	45	31
Net deferred tax assets	(11)	407	(443)
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	51	38
Net deferred tax assets	(11)	2	(6)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(349)	(421)
Net deferred tax assets	$ (76)	$ 64	$ (3)